Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Reconciliation of changes in property, plant and equipment

	Leasehold Improvements	Computer and Peripherals	Furniture and Fixtures	Vehicles	Office Equipment	Total
Gross block
At April 1, 2020	2,150	338,731	7,375	71,278	36,211	455,745
Additions	200	-	10	-	82	292
Disposals/adjustment	(2,193)	(283)	(5,114)	(11,118)	(7,526)	(26,234)
Effects of movements in foreign exchange rates	44	15	13	-	18	90
At March 31, 2021	201	338,463	2,284	60,160	28,785	429,893
Additions	-	5,713	-	7,013	41	12,767
Disposals/adjustment	-	(17,987)	(120)	(12,736)	(1,822)	(32,665)
Effects of movements in foreign exchange rates	6	18	18	-	15	57
At March 31, 2022	207	326,207	2,182	54,437	27,019	410,052

Depreciation
At April 1, 2020	2,149	312,863	4,805	46,079	27,286	393,182
Charge for the year	76	19,706	1,226	9,230	3,655	33,893
Disposals/adjustment	(2,193)	(13)	(4,138)	(8,394)	(6,873)	(21,611)
Effects of movements in foreign exchange rates	44	13	12	-	15	84
At March 31, 2021	76	332,569	1,905	46,915	24,083	405,548
Charge for the year	76	5,688	136	6,588	2,264	14,752
Disposals/adjustment	-	(17,987)	(120)	(12,370)	(1,822)	(32,299)
Effects of movements in foreign exchange rates	4	18	18	-	14	54
At March 31, 2022	156	320,288	1,939	41,133	24,539	388,055

Net block
At March 31, 2021	125	5,894	379	13,245	4,702	24,345
At March 31, 2022	51	5,919	243	13,304	2,480	21,997